Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
September 30, 2022

	Shares	Value	Ticker	Total Cost
Common Stocks - 89.6%

Aerospace & Defense - 2.77%
L3Harris Technologies, Inc.	4,325	898,865	LHX	789,137.00
		898,865	-	789,137

Automobiles - 1.45%
General Motors Co.	14,645	469,958	GM	672,709.86
		469,958	-	672,710

Banks - 9.77%
Bank of America Corp.	35,460	1,070,892	BAC	1,011,043.77
Citizens Financial Group, Inc.	23,655	812,786	CFG	760,308.72
JP Morgan Chase & Co.	12,370	1,292,665	JPM	1,371,970.10
		3,176,343	-	3,143,323

Capital Markets - 3.78%
BlackRock, Inc.	1,050	577,794	BLK	490,643.58
Houlihan Lokey, Inc. Class A	8,625	650,153	HLI	486,858.20
		1,227,947		977,501.78

Consumer Finance - 1.98%
Discover Financial Services	7,085	644,168	DFS	400,232.43
		644,168		400,232.43

Electrical Equipment - 2.75%
Eaton Corporation Plc.	6,700	893,512	ETN	561,360.83
		893,512		561,360.83

Equity Real Estate Investment Trusts-1.98%
Weyerhaeuser Co.	22,485	642,172	WY	547,809.67
		642,172		547,809.67

Food Products - 3.53%
Nestlé S.A.	10,675	1,148,737	NSRGY	1,114,452.18
		1,148,737		1,114,452.18

Health Care Equipment & Supplies-1.47%
Medtronic, Inc.	5,935	479,251	MDT	535,570.31
		479,251		535,570.31

Health Care Providers & Services - 8.34%
CVS Health Corp.	14,640	1,396,217	CVS	1,008,700.79
UnitedHealth Group, Inc.	2,600	1,313,104	UNH	841,531.12
		2,709,321		1,850,231.91

Hotels, Restaurants & Leisure - 5.44%
Marriott International, Inc.	3,525	493,994	MAR	439125.76
McDonalds Corp.	4,125	951,803	MCD	814247.93
Wyndham Hotels & Resorts, Inc.	5,240	321,474	WH	300,362.56
		1,767,270		1,553,736.25

Household Products - 1.95%
Procter & Gamble Co.	5,025	634,406	PG	590,000.86
		634,406		590,000.86

IT Services - 4.34%
Accenture Plc.	3,750	964,875	ACN	752,028.07
Fidelity National Information Services, Inc.	5,910	446,619	FIS	645,657.06
		1,411,494		1,397,685

Industrial Conglomerates - 3.34%
Honeywell International, Inc.	6,500	1,085,305	HON	1,057,295.02
		1,085,305		1,057,295.02

Oil, Gas & Consumable Fuels - 8.6%
Chevron Corp.	10,500	1,508,535	CVX	1,259,750.14
EOG Resources, Inc.	11,500	1,284,895	EOG	1,133,264.09
		2,793,430		2,393,014

Pharmaceuticals - 8.91%
AbbVie, Inc.	12,250	1,644,073	ABBV	1,223,323.52
Johnson & Johnson	7,655	1,250,521	JNJ	1,096,085.39
		2,894,593		2,319,408.91

Semiconductors & Semiconductor Equipment - 5.58%
Broadcom, Inc.	3,300	1,465,233	AVGO	1,328,622
Texas Instruments, Inc.	2,240	346,707	TXN	256,979.23
		1,811,940		1,585,601.53

Software - 4.08%
Microsoft Corp.	5,700	1,327,530	MSFT	908,283.12
		1,327,530		908,283.12

Specialty Retail - 3.78%
The Home Depot, Inc.	4,450	1,227,933	HD	1,052,329.99
		1,227,933		1,052,329.99

Technology Harware, Storage & Peripheral - 3.95%
Apple, Inc.	9,300	1,285,260	AAPL	523,545.82
		1,285,260		523,545.82

Textiles, Apparel & Luxury Goods - 1.82%
NIKE, Inc.	7,105	590,568	NKE	682,876.86
		590,568		682,876.86

TOTAL COMMON STOCKS (Cost $24,656,106)		29,120,002		24,656,106

Money Market Funds - 10.22%
First American Funds Institutional Government Fund Class Y	3,320,631	3,320,631	FGVXX	3,320,630.74
		3,320,631		3,320,630.74

TOTAL MONEY MARKET FUNDS (Cost $3,320,631)		3,320,631		3,320,631

TOTAL INVESTMENTS (Cost $27,976,737) 99.82%		32,440,632	99.82%	27,976,737.02

Liabilities In Excess of Other Assets - 0.18%		59,218		0.18%

TOTAL NET ASSETS - 100.00%		$ 32,499,850	100.00%

(a) ADR - American Depository Receipt
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2022.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

Ancora Dividend Value Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 32,440,632	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 32,440,632	- 0 -